Significant Events and Transactions in the Period	6 Months Ended
Jun. 30, 2021
Significant Events And Transactions In The Period [Abstract]
SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD

NOTE 3 – SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD:

A. CLA Transaction (Alpha Capital):

On December 21, 2020, the Company entered into a transaction (the “Initial Alpha CLA Transaction”), whereby the Company entered into a securities purchase agreement with Alpha Capital Anstalt (“Alpha”), pursuant to which the Company obtained a convertible loan in the aggregate amount of $350 against issuance of a convertible debenture and warrants to purchase 79,666 ordinary shares.

The Initial Alpha CLA Transaction debenture has a six-month term from issuance and bear interest at 10% per annum. The Initial Alpha CLA Transaction debenture is convertible into the ordinary shares at a conversion price equal to 80% of the public offering price per share in the Company’s initial public offering on Nasdaq in June 2021. Initial Alpha CLA Transaction warrants have an exercise price per share equal to the per share price of the Company’s ordinary shares in the Nasdaq IPO in June, and have a five-year term.

In addition, Alpha was also provided a right to purchase an additional $150 of a convertible debenture and warrants on the same terms as in the Initial Alpha CLA transaction (the “Subsequent Alpha CLA Transaction”). On February 17, 2021 Alpha exercised the foregoing right to invest $150 against issuance of additional convertible debentures and warrants to purchase 34,142 ordinary shares (the “Second CLA Transaction”). As of June 30, 2021, these convertible debentures amounted to $588, and the warrants amounted to $136. As of June 21, 2021, the debentures issued pursuant to the Initial Alpha CLA Transaction matured, and as of August 21, 2021, the debentures issued pursuant to the Subsequent Alpha CLA Transaction matured. To date, the Company has not repaid the foregoing debentures, and is discussing with Alpha the terms of repayment, and/or conversion.

In case of cash consideration, the Company will pay Alpha $350 plus interest of 10% per annum in respect of the Initial Alpha CLA Transaction and $150 plus interest of 10% per annum in respect of the Subsequent Alpha CLA Transaction.

The convertible debentures, as well as the warrants and the right to purchase additional convertible debentures were classified as a derivative financial liability (see measurement method in note 6). The fair value of the Initial CLA Transaction  is based on the assumption of converting into Units (shares and warrants).

B. Change in authorized share capital and reverse stock split:

On March 17, 2021, the Company gave public notice of an extraordinary general shareholders meeting to approve a reverse stock split, such that:

All ordinary shares (issued and unissued) be consolidated on the basis that every five ordinary shares of par value $0.018 will be consolidated into one ordinary share of par value $0.09, such that the authorized ordinary share capital of the Company following such consolidation is $180,000 divided into 2,000,000,000 ordinary shares of a par value of $0.09 each.

The reverse stock split and the amendments to the Company’s authorized share capital entered into effect on March 25, 2021 (which is the date of the above referenced extraordinary general shareholders meeting).

All shares, per share information and notes thereto have been retroactively adjusted for the reverse stock split as if such split occurred on the first day of the first period presented.

C. CLA Transactions (Jonathan B. Rubini):

On April 7, 2021, the Company entered into a transaction, whereby the Company entered into a securities purchase agreement, with Jonathan B. Rubini, pursuant to which the Company obtained a convertible loan in an aggregate amount of $600, against issuance of a convertible debenture, and warrants to purchase 136,571 ordinary shares at the same terms as the Initial Alpha CLA Transactions. As of June 30, 2021, this convertible debenture amounted to $743, and the warrants amounted to $169. The foregoing convertible debenture, as well as the warrants and the right to purchase additional convertible debentures were classified as a derivative financial liability (see measurement method in note 6).

D. World event - Coronavirus (COVID 19):

The global pandemic resulting from the disease known as COVID-19, caused by a novel strain of coronavirus, SARS-CoV-2, has caused national and global economic and financial market disruptions and may adversely impact our business. Although the Company did see an increase in revenue for the six months ended June 30, 2021 due to the to the impact of lifting of social restrictions related to COVID-19 pandemic, which led to patients returning to their doctors for medical tests. The Company cannot predict the duration or magnitude of the pandemic or the full impact that it may have on the Company’s operations and workforce, including the Company’s research and clinical trials and its ability to raise capital, which in turn could have an adverse impact on the Company’s business, financial condition and results of operation.

In April 2020, under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) in the United States, the Company’s U.S. subsidiary signed an agreement with the U.S. Small Business Administration (“SBA”) to receive a loan according to the Paycheck Protection Program (“PPP”) in the amount of approximately $900 from Bank of America. According to the terms of the PPP loan, the payments will be deferred for six months from the funding date and no collateral or personal guarantees are required. The PPP loan has a maturity of two years and bears an interest rate of 1%. A borrower can apply for forgiveness once all loan proceeds for which the borrower is requesting forgiveness have been used. The Company applied for forgiveness for the PPP Loan.

The PPP loan was accounted for as a deduction from wage expenses in 2020 and not as a loan liability since all conditions for waiver were met as of December 31, 2020.

On April 3, 2021, the Company received approval for full forgiveness from the SBA and the loan was fully paid from SBA to Bank of America.

E. Nasdaq IPO:

On June 29, 2021, the Company closed its initial public offering of 3,000,000 units. (See Note 1 and Note 5).